SHAREHOLDERS' DEFICIT - Ordinary shares (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2023 Vote $ / shares shares	Dec. 31, 2022 Vote $ / shares shares	Dec. 31, 2021 $ / shares shares	Nov. 30, 2021 shares	Aug. 07, 2021 shares
Class A ordinary shares
SHAREHOLDERS' DEFICIT
Common shares, authorized (in shares)	500,000,000	500,000,000	500,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, votes per share | Vote	1	1
Class A ordinary shares subject to possible redemption
SHAREHOLDERS' DEFICIT
Class A common stock subject to possible redemption, issued (in shares)	23,000,000	7,318,182
Ordinary shares subject to possible redemption (in shares)	7,318,182	23,000,000	23,000,000
Class A ordinary not subject to possible redemption
SHAREHOLDERS' DEFICIT
Common shares, issued (in shares)	0	0	0
Common shares, outstanding (in shares)	0	0	0
Ordinary shares subject to possible redemption (in shares)		23,000,000	23,000,000
Class B ordinary shares
SHAREHOLDERS' DEFICIT
Common shares, authorized (in shares)	50,000,000	50,000,000	50,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, votes per share | Vote	1	1
Common shares, issued (in shares)	5,750,000	5,750,000	5,750,000
Common shares, outstanding (in shares)	5,750,000	5,750,000	5,750,000
Number of Class A common stock issued upon conversion of each share (in shares)	1	1
Aggregated shares issued upon converted basis (in percent)	20.00%	20.00%
Founder shares | Sponsor | Class B ordinary shares
SHAREHOLDERS' DEFICIT
Aggregate number of shares owned				5,750,000	5,031,250